Cover	Feb. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2025
Entity File Number	001-38596
Entity Registrant Name	REPLIMUNE GROUP, INC.
Entity Central Index Key	0001737953
Entity Tax Identification Number	82-2082553
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Unicorn Park Drive
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	222-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	REPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false